Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charter $ in Thousands	Dec. 31, 2024 USD ($)
Concentration Risk [Line Items]
2025	$ 220,863
2026	37,617
2027	18,651
2028	$ 6,534